Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
15. INTANGIBLE ASSETS

	2020	2019
Software	192,333	171,467

Total	192,333	171,467

Cost:	Software	Concession and mining exploitation rights	Total
Balance as of January 1, 2019	556,879	289,337	846,216

Additions	75,736	—	75,736
Transfers (*)	—	(289,337)	(289,337)

Balance as of December 31, 2019	632,615	—	632,615
Additions	86,564	—	86,564

Balance as of December 31, 2020	719,179	—	719,179

Accumulated depreciation:	Software	Concession and mining exploitation rights	Total
Balance as of January 1, 2019	(391,478)	—	(391,478)

Amortization	(69,670)	—	(69,670)

Balance as of December 31, 2019	(461,148)	—	(461,148)

Amortization	(65,698)	—	(65,698)

Balance as of December 31, 2020	(526,846)	—	(526,846)
The Group classified mining exploitation rights as intangible assets.

(*)
During 2019, the Group acquired the land over which it has mining rights and, as a consequence, transferred such rights to property, plant and equipment for being part of the quarries, as they were ready to be used.